Shareholder Report, Line Graph (Details) 199246_Tortoise Essential Energy Fund_TF_TSR Annual {TF} - USD ($)																	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009	Nov. 30, 2025
Tortoise Electrification Infrastructure ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Tortoise Elecrification Infrastructure ETF NAV
Accumulated Value	$ 32,036	$ 22,794	$ 20,498	$ 18,098	$ 14,958	$ 18,738	$ 19,318	$ 19,272	$ 20,139	$ 16,483	$ 21,459	$ 18,367	$ 16,496	$ 14,743	$ 13,374	$ 10,482	$ 33,522
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 TR
Accumulated Value	83,085	62,054	54,510	60,040	46,935	39,960	34,415	32,384	26,355	24,390	23,737	20,312	15,589	13,424	12,449	11,323	$ 95,548
S&P 500 Energy Sector TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 Energy Sector TR
Accumulated Value	$ 30,771	$ 26,354	$ 27,512	$ 15,632	$ 9,981	$ 14,818	$ 16,090	$ 16,357	$ 17,003	$ 15,097	$ 17,165	$ 18,140	$ 14,869	$ 14,445	$ 12,527	$ 11,440	$ 30,213